Related Parties and Others - Compensation Costs of Key Management (Detail) - KRW (₩) ₩ in Millions	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Disclosure of transactions between related parties [abstract]
Short-term benefits	₩ 3,724	₩ 2,323	₩ 2,940
Expenses related to the defined benefit plan	488	897	378
Key management personnel compensation	₩ 4,212	₩ 3,220	₩ 3,318